Other Assets (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Schedule of Other Assets

As at October 31 ($ millions)	2025	2024
Accrued interest	$4,969	$5,352
Accounts receivable and prepaids	2,750	2,118
Current tax assets	2,649	2,374
Margin deposits on derivatives	13,304	9,976
Segregated fund assets	1,006	1,231
Pension assets (Note 27)	1,036	684
Receivable from brokers, dealers and clients	4,597	3,244
Other	5,056	5,322
Total	$35,367	$30,301